Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(1)(2)		Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:			Cash Flow From Operations(5) ($K)
Fiscal Year	David Sipes ($)	Samuel Wilson ($)	David Sipes ($)	Samuel Wilson ($)			Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income (Loss) ($K)
2026	—	2,495,614	—	1,833,602	1,094,310	888,129	5.12	111.66	1,648	55,786
2025	—	2,240,142	—	939,474	952,146	538,241	6.17	102.98	(27,212)	63,554
2024	—	4,664,103	—	2,216,979	1,711,212	938,524	8.32	82.84	(67,592)	78,985
2023	5,089,550	5,044,815	(1,816,449)	2,935,365	1,839,966	929,226	12.85	81.98	(73,143)	48,786
2022	6,670,866	—	(28,882,064)	—	2,757,663	(2,549,356)	38.81	93.33	(175,383)	34,680

Company Selected Measure Name	cash flow from operations
Named Executive Officers, Footnote	Our PEOs were as follows: (a) David Sipes was our PEO for fiscal 2022; (b) Mr. Sipes and Samuel Wilson were our PEOs for fiscal 2023 and (c) Mr. Wilson was our PEO for fiscal 2024, 2025 and 2026.The Non-PEO NEOs for each fiscal year shown in the table were as follows: 2022 — Dejan Deklich, Stephanie Garcia, Matthew Zinn, Hunter Middleton, and Samuel Wilson; 2023 — Kevin Kraus, Matthew Zinn, Laurence Denny, Suzy Seandel, and Hunter Middleton; 2024 and 2025 — Kevin Kraus, Laurence Denny, Hunter Middleton, and Suzy Seandel; 2026 — Kevin Kraus, Laurence Denny, Hunter Middleton, and Suzy Seandel.
Peer Group Issuers, Footnote	The peer group used for this data is the S&P Software and Services Index. The comparison assumes $100 was invested for the period starting March 31, 2021, through the end of the listed fiscal year in each of 8x8 and the comparison index, and that all dividends were reinvested.
Adjustment To PEO Compensation, Footnote	The following are the adjustments made to the Summary Compensation Table totals for fiscal 2026 to determine the amounts shown as Compensation Actually Paid for the PEO and Non-PEO NEOs:

Adjustment	Samuel Wilson	Non-PEO NEOs (Average)
(A) Pension Plans—Present Value: Deduct present value of pension benefit accruals	N/A	N/A
(B) Pension Plans—Add pension service cost and prior service cost	N/A	N/A
(i) Add: Year-end fair value of equity awards granted in FY2026 that are outstanding and unvested at FYE	1,540,958	512,426
(ii) Add: Change in year-end fair value of equity awards granted in prior years that are outstanding and unvested at FYE	(483,261)	(146,043)
(iii) Add: Change in fair value from prior FYE to vesting date of awards granted in prior years that vested in FY2026	(59,595)	(20,514)
(iv) Add: Fair value as of vesting date of awards granted and vested in the same fiscal year	—	—
(v) Deduct: Fair value at prior FYE of awards that failed to meet vesting conditions in FY2026	—	—
(C) = (i)+(ii)+(iii)+(iv)+(v) Total equity award adjustments	998,102	345,869
(a) SCT Total	2,495,614	1,094,310
(b) Deduct: Grant date fair value of equity awards granted in FY2026	(1,660,114)	(552,050)
Compensation Actually Paid = (a) + (b) + (C)	1,833,602	888,129

Non-PEO NEO Average Total Compensation Amount	$ 1,094,310	$ 952,146	$ 1,711,212	$ 1,839,966	$ 2,757,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 888,129	538,241	938,524	929,226	(2,549,356)
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measure	Explanation
Cash Flow From Operations	Represents the cash generated or used by the Company's business activities and is presented as net cash provided by operating activities in our Form 10-K.
Service Revenue	Consists of revenue generated from communication services subscriptions, platform usage revenue, and related fees from our UCaaS, CCaaS, and CPaaS offerings.
Non-GAAP Operating Profit	Non-GAAP Operating Profit excludes amortization of acquired intangible assets, stock-based compensation expense and related employer payroll taxes, transaction-related costs, certain legal and regulatory costs, and certain severance, transition and contract exit costs from GAAP Income from Operations. Management believes that these exclusions help capture the Company’s ongoing operating performance.
Net New Annual Subscription Revenue
Net new annual subscription revenue is an internal operating metric equal to new subscription bookings minus revenue lost to full cancellations (churn) and partial reductions (down-sells, such as tier drops or reduced seat counts).

Total Shareholder Return Amount	$ 5.12	6.17	8.32	12.85	38.81
Peer Group Total Shareholder Return Amount	111.66	102.98	82.84	81.98	93.33
Net Income (Loss)	$ 1,648,000	$ (27,212,000)	$ (67,592,000)	$ (73,143,000)	$ (175,383,000)
Company Selected Measure Amount	55,786,000	63,554,000	78,985,000	48,786,000	34,680,000
Additional 402(v) Disclosure
Equity values are calculated in accordance with FASB ASC Topic 718.
In fiscal 2026, the Company reinstated its annual cash incentive plan. As a result, our NEOs' compensation consisted of base salary, cash incentive plan awards, time-based restricted stock units (“RSUs”), and Executive Performance Plan PSUs (“EPP PSUs”). The EPP PSUs are subject to performance conditions tied to cumulative cash flow from operations (“CFFO”) and service revenue over three annual measurement periods (fiscal years 2026, 2027, and 2028), with time-based vesting following the Board's certification of each fiscal year's performance results.

Measure:: 1
Pay vs Performance Disclosure
Name	Cash Flow From Operations
Non-GAAP Measure Description	We determined cash flow from operations to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEOs and Non-PEO NEOs for our most recently completed fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Service Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Net New Annual Subscription Revenue
Samuel Wilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,495,614	$ 2,240,142	$ 4,664,103	$ 5,044,815
PEO Actually Paid Compensation Amount	$ 1,833,602	$ 939,474	$ 2,216,979	$ 2,935,365
PEO Name	Mr. Wilson	Mr. Wilson		Samuel Wilson
David Sipes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,089,550	$ 6,670,866
PEO Actually Paid Compensation Amount				$ (1,816,449)	$ (28,882,064)
PEO Name				Mr. Sipes	David Sipes
PEO | Samuel Wilson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,660,114)
PEO | Samuel Wilson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	998,102
PEO | Samuel Wilson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,540,958
PEO | Samuel Wilson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,261
PEO | Samuel Wilson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Samuel Wilson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,595
PEO | Samuel Wilson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(552,050)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,869
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,426
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,043
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,514
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0